Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 212,679	$ 175,708
Restricted cash	5,899	5,984
Marketable Securities (Note 3)	2,679	2,534
Accounts receivable, net	19,244	23,421
Insurance claims	4,882	2,448
Due from related companies (Note 2)	1,162	1,641
Advances and other	7,857	7,508
Vessels held for sale	42,162	41,427
Inventories	15,368	19,835
Prepaid insurance and other	3,086	5,372
Current portion of financial instruments-Fair value (Note 7)	581	1,755
Total current assets	315,599	287,633
INVESTMENTS	1,000	1,000
FIXED ASSETS (Note 4)
Advances for vessels under construction	38,591	37,636
Vessels	2,640,669	2,639,878
Accumulated depreciation	(492,827)	(445,518)
Vessels' Net Book Value	2,147,842	2,194,360
Total fixed assets	2,186,433	2,231,996
DEFERRED CHARGES, net (Note 5)	17,623	14,708
Total assets	2,520,655	2,535,337
CURRENT LIABILITIES:
Current portion of long-term debt (Note 6)	222,092	196,996
Payables	25,287	23,707
Due to related companies (Note 2)	2,018	1,063
Accrued liabilities	13,284	14,168
Accrued bank interest	6,143	7,081
Unearned revenue	3,293	7,469
Current portion of financial instruments - Fair value (Note 7)	21,737	29,228
Total current liabilities	293,854	279,712
LONG-TERM DEBT, net of current portion (Note 6)	1,252,074	1,318,667
FINANCIAL INSTRUMENTS - FAIR VALUE, net of current portion (Note 7)	13,004	17,800
STOCKHOLDERS' EQUITY:
Common stock, $ 1.00 par value; 100,000,000 shares authorized; 56,293,237 issued and outstanding at June 30, 2012 and 46,208,737 at December 31, 2011.	56,293	46,209
Additional paid-in capital	404,309	351,566
Accumulated other comprehensive loss	(25,517)	(35,030)
Retained earnings	524,448	554,314
Total Tsakos Energy Navigation Limited stockholders' equity	959,533	917,059
Noncontrolling Interest	2,190	2,099
Total stockholders' equity	961,723	919,158
Total liabilities and stockholders' equity	$ 2,520,655	$ 2,535,337